Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (95.9%)
Aerospace & Defense (0.6%)
$300	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$297,492
1,055	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	966,348

					1,263,840

Air Transportation (0.7%)
450	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 103.94)(1),(2)	(B-, B3)	05/01/27	7.875	417,797
1,200	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, B3)	02/01/30	6.375	1,017,258

					1,435,055

Auto Parts & Equipment (1.0%)
600	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BB+, Ba3)	04/15/28	7.000	605,002
1,480	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.13)(1)	(B-, Caa1)	05/15/27	8.500	1,501,263

					2,106,265

Automakers (0.2%)
300	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	258,083
198	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	192,294

					450,377

Brokerage (1.2%)
2,520	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	2,550,329

Building & Construction (2.5%)
2,010	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	1,982,848
1,000	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	948,726
2,361	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	2,127,202
525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	460,922

					5,519,698

Building Materials (5.8%)
1,425	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,411,958
300	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	280,800
1,500	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	1,493,205
1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,099,670
3,389	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,939,950
1,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	894,305
2,797	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	2,366,528
1,750	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,667,339
700	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	568,032

					12,721,787

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (3.9%)
$1,200	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.50)(1)	(B, B3)	01/15/28	5.000	$929,212
1,800	CCO Holdings LLC/CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB-, B1)	03/01/31	7.375	1,790,749
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(CCC+, Caa2)	06/01/24	5.250	1,227,603
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.83)(1)	(B, B2)	04/15/27	5.500	450,958
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.69)(1)	(B, B2)	02/01/28	5.375	627,168
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B2)	11/15/31	4.500	646,575
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 08/11/23 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,842,700
1,200	UPC Broadband Finco BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,008,892

					8,523,857

Chemicals (4.9%)
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	296,065
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	721,428
950	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	723,986
1,200	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	716,053
1,950	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1),(2)	(BB, Ba2)	05/15/28	6.750	1,862,250
525	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	387,521
2,100	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 103.38)(1)	(CCC, Caa2)	05/15/26	6.750	1,226,389
1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	996,958
3,335	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	2,722,294
1,100	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B, B1)	03/01/31	7.375	1,096,276

					10,749,220

Consumer/Commercial/Lease Financing (1.0%)
2,400	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	2,136,930

Diversified Capital Goods (0.8%)
2,025	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,753,751

Electronics (0.5%)
1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B+, Ba3)	06/15/29	4.000	1,037,150

Energy - Exploration & Production (2.6%)
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	669,377
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	673,562
62	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 103.63)(1)	(BB, B1)	03/14/27	7.250	62,064
800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	748,881
2,515	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	2,498,539
1,080	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	990,044

					5,642,467

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Environmental (0.4%)
$900	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	$887,346

Food - Wholesale (0.5%)
1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB-, B2)	06/01/30	4.625	1,035,389

Gaming (2.0%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	447,838
1,200	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	1,115,565
1,250	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/26 @ 103.38)(1)	(B+, B1)	05/01/31	6.750	1,223,313
332	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	307,161
1,238	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	1,126,648
300	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	267,099

					4,487,624

Gas Distribution (5.2%)
1,500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,302,064
1,125	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/31/23 @ 101.56)	(B, B2)	05/15/26	6.250	1,074,383
429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	428,411
1,800	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,703,175
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	563,444
600	Holly Energy Partners LP/Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	596,719
300	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	298,423
600	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 08/21/23 @ 103.38)(1)	(BB, B1)	09/15/25	6.750	572,656
1,750	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	1,607,856
1,770	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,625,196
915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	810,579
750	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	751,991

					11,334,897

Health Facility (0.5%)
1,200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B2)	10/31/29	4.375	1,068,108

Health Services (1.8%)
1,560	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,384,071
2,400	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,036,477
669	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	604,377

					4,024,925

Insurance Brokerage (4.4%)
1,000	Acrisure LLC/Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 105.06)(1)	(CCC+, Caa2)	08/01/26	10.125	1,024,630
893	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	885,246

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$900	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	$918,828
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,486,812
600	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(1)	(B, B1)	10/01/30	7.500	584,069
4,055	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,594,568
1,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,063,126

					9,557,279

Investments & Misc. Financial Services (3.0%)
2,850	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,428,181
2,050	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,868,103
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	948,201
153	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	142,939
900	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	733,364
600	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.31)(1)	(NR, Ba3)	11/01/26	4.625	566,040

					6,686,828

Machinery (4.3%)
2,150	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,937,332
1,595	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	1,428,178
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,803,198
2,435	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.44)(1)	(B, B3)	07/31/27	5.750	2,106,153
600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 08/11/23 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	594,374
600	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/23 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	503,994
500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	498,715
500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	498,669

					9,370,613

Managed Care (0.3%)
750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	672,627

Media - Diversified (0.1%)
300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	274,770

Media Content (0.6%)
1,500	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,366,089

Metals & Mining - Excluding Steel (5.3%)
1,200	Alcoa Nederland Holding BV, Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	1,165,192
375	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	301,712
2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,379,335
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/11/23 @ 101.72)(1)	(B+, NR)	03/01/26	6.875	2,122,985

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel (continued)
$600	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 104.31)(1)	(B+, NR)	06/01/31	8.625	$615,000
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.31)(1)	(BB-, B2)	03/01/28	4.625	539,346
900	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	738,000
182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	163,734
1,692	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,459,422
2,325	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	2,145,462

					11,630,188

Non - Electric Utilities (0.3%)
900	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	771,641

Packaging (3.9%)
690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(3)	(B+, Caa1)	09/01/29	3.000	580,425
600	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	614,379
600	Ball Corp., Global Company Guaranteed Notes (Callable 05/15/26 @ 103.00)	(BB+, Ba1)	06/15/29	6.000	600,750
622	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(B+, Ba3)	01/01/30	7.500	635,930
600	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	532,458
750	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	746,428
600	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	610,482
1,500	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,590,265
3,060	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,712,839

					8,623,956

Personal & Household Products (0.9%)
2,000	CB High Ridge, Rule 144A, Company Guaranteed Notes (1),(4),(5),(6),(7)	(NR, NR)	03/15/25	0.000	25,000
2,400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,966,140

					1,991,140

Pharmaceuticals (0.9%)
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.94)(1)	(B, Caa2)	08/15/28	3.875	591,674
1,500	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, B1)	01/15/29	3.625	1,486,364

					2,078,038

Real Estate Investment Trusts (1.5%)
2,206	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, WR)	12/15/27	3.750	1,761,199
600	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	532,899
1,200	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,066,230

					3,360,328

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel (4.8%)
$2,400	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	$2,193,588
3,475	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B, B2)	08/15/29	5.250	3,130,628
450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.19)(1)	(BB, Ba2)	05/01/25	8.750	457,565
2,238	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	2,139,810
2,835	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	2,628,110

					10,549,701

Restaurants (0.2%)
376	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	356,242

Software - Services (6.3%)
2,550	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,214,697
2,675	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,975,554
945	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	800,285
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,227,402
1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	1,037,397
2,962	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	2,876,006
4,060	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,402,523
300	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	258,142

					13,792,006

Specialty Retail (3.4%)
61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 08/11/23 @ 102.25)	(BB, B1)	03/01/28	4.500	55,880
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	648,061
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	265,682
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	261,934
77	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/14/23 @ 101.88)(1),(4),(7)	(NR, NR)	05/01/25	7.500	49,879
2,800	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/14/23 @ 101.88)(1)	(NR, Caa3)	05/01/25	7.500	1,865,500
102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(7)	(NR, NR)	05/01/25	0.000	54,008
900	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	797,865
600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	524,402
300	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	305,145
600	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	509,790
900	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	772,638
1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	1,435,259

					7,546,043

Steel Producers/Products (1.1%)
2,995	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,508,342

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (8.6%)
$1,821	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	$1,672,100
1,950	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	1,489,745
602	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B3)	06/01/28	4.625	511,131
600	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	550,728
3,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	2,965,284
3,365	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 09/01/23 @ 101.78)(1)	(B, B2)	07/31/26	7.125	3,264,202
1,375	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	1,209,885
500	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 101.75)(1)	(BB, Ba2)	03/01/29	3.500	437,315
900	United Rentals North America, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/25 @ 103.00)(1)	(BBB-, Baa3)	12/15/29	6.000	899,907
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.78)(1)	(BB, Ba3)	06/15/25	7.125	759,297
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	765,341
1,821	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,642,709
865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.31)(1)	(BB-, B2)	08/15/28	4.625	795,928
2,250	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	1,920,195

					18,883,767

Tech Hardware & Equipment (2.8%)
510	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/11/23 @ 101.67)(1)	(CCC+, Caa1)	03/15/27	5.000	340,760
2,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,867,698
2,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	2,112,936
1,980	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,779,219

					6,100,613

Telecom - Wireline Integrated & Services (3.4%)
2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B-, B2)	01/15/29	5.125	1,943,851
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B-, B2)	07/15/29	5.125	210,359
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B-, B2)	10/15/29	5.500	213,380
405	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	354,780
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,685,323
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	248,409
600	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.13)(1)	(B, B1)	07/01/28	4.250	425,277
900	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(B, B1)	01/15/29	3.625	594,692
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/10/23 @ 101.25)(1),(8)	(BB-, Ba3)	04/15/27	5.000	1,178,888
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	497,296

					7,352,255

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (2.1%)
$2,374	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 08/11/23 @ 106.00)(1),(9)	(CCC-, Caa3)	06/15/26	10.000	$1,638,806
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 100.00)(1)	(B+, B2)	11/01/24	4.875	2,169,020
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.41)(1)	(B+, B2)	03/15/26	5.625	390,075
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 103.56)(1)	(B+, B2)	10/15/27	4.750	464,710

					4,662,611

Transport Infrastructure/Services (1.6%)
2,100	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	2,172,880
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	303,842
955	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	947,341

					3,424,063

TOTAL CORPORATE BONDS (Cost $226,813,618)					210,288,155

BANK LOANS (28.0%)
Advertising (0.4%)
45	MH Sub I LLC (1st Lien Term Loan), 1 mo. USD Term SOFR + 3.750%(10)	(B, B1)	09/13/24	9.183	45,197
810	MH Sub I LLC (Incremental Term Loan), 1 mo. USD Term SOFR + 3.750%(10)	(B, B1)	09/13/24	9.183	811,175

					856,372

Aerospace & Defense (1.3%)
1,500	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(10)	(NR, NR)	01/31/28	14.183	1,361,250
396	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(10)	(B, B2)	02/15/29	9.222	384,120
1,214	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(10)	(NR, NR)	02/01/29	12.979	1,186,583

					2,931,953

Auto Parts & Equipment (0.2%)
503	Jason Group, Inc., 1 mo. USD LIBOR + 6.000%, 0.000% PIK(9),(10)	(NR, WR)	08/28/25	11.433	429,664

Building Materials (0.4%)
798	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(10)	(B, B2)	08/01/28	10.847	784,254

Chemicals (1.3%)
521	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(10)	(B+, Ba3)	08/27/26	9.715	505,376
1,080	Luxembourg Investment Co. 428 Sarl, 3 mo. USD Term SOFR + 5.000%(10)	(B-, B3)	01/03/29	10.392	800,890
841	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(10)	(CCC+, B3)	10/15/25	9.721 - 10.151	654,182
878	Zep, Inc., 3 mo. USD LIBOR + 4.000%(10)	(CCC+, B3)	08/12/24	9.538	787,766

					2,748,214

Diversified Capital Goods (1.0%)
895	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(10)	(CCC, Caa2)	10/22/25	14.325	689,473
1,492	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(4),(10)	(B-, B2)	06/26/25	16.000	1,398,809

					2,088,282

Electronics (1.1%)
2,373	Idemia Group, 3 mo. USD Term SOFR + 4.750%(10)	(B, B2)	09/30/28	10.057	2,374,919

Energy - Exploration & Production (0.0%)
2,704	PES Holdings LLC, 3.000% PIK(6),(9),(10)	(NR, WR)	12/31/24	3.000	54,071

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Food & Drug Retailers (0.6%)
$1,500	WOOF Holdings, Inc., 3 mo. USD LIBOR + 7.250%(4),(10)	(CCC, Caa2)	12/21/28	12.686	$1,245,000

Gas Distribution (1.2%)
1,066	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.500%(10)	(B+, B2)	10/31/26	8.742	1,066,262
1,557	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.750%(10)	(B+, B2)	02/16/28	9.216	1,553,094

					2,619,356

Health Facility (0.3%)
799	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(10)	(B-, Caa1)	09/30/27	12.842	602,422

Health Services (0.8%)
1,230	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(10)	(CCC-, Caa3)	12/17/29	12.569	738,769
1,169	U.S. Radiology Specialists, Inc., 1 mo. USD Term SOFR + 5.250%(10)	(B-, B3)	12/15/27	10.669	1,121,956

					1,860,725

Hotels (0.6%)
1,351	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(10)	(CCC+, B3)	02/02/26	10.170	1,319,894

Investments & Misc. Financial Services (1.5%)
2,329	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(10)	(CCC, Caa2)	08/02/29	12.030	2,166,379
1,298	Deerfield Dakota Holding LLC, 3 mo. USD LIBOR + 6.750%(10)	(CCC, Caa2)	04/07/28	12.288	1,220,192
115	Ditech Holding Corp.(4),(5),(6),(7)	(NR, WR)	06/30/22	0.000	6,902

					3,393,473

Machinery (1.1%)
2,123	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(10),(11)	(CCC+, Caa2)	09/06/26	12.183	1,868,177
577	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	09/06/25	8.933	557,611

					2,425,788

Media - Diversified (0.4%)
314	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(4),(10)	(NR, NR)	06/05/30	8.476	—
149	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(3),(10)	(NR, NR)	07/31/26	15.335	162,112
139	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(3),(10)	(NR, NR)	07/31/26	4.472	151,661
776	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 0.500%(3),(4),(10)	(NR, NR)	06/08/33	4.047	497,403

					811,176

Medical Products (1.4%)
937	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(4),(10)	(CCC+, NR)	08/05/25	11.003	845,759
1,350	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 7.750%(10),(11)	(CCC-, Caa3)	07/02/26	13.183	1,217,538
975	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 6.250%(4),(10)	(CCC+, B3)	07/02/25	11.683	969,810

					3,033,107

Personal & Household Products (1.4%)
1,200	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 6.000%(10)	(CCC+, Caa1)	12/20/29	11.419	1,178,250
1,988	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(10)	(NR, NR)	06/22/28	12.739	1,997,318

					3,175,568

Recreation & Travel (2.0%)
959	Bulldog Purchaser, Inc., 1 mo. USD Term SOFR + 7.750%(10)	(CCC-, Caa3)	09/04/26	13.169	773,793
1,807	Bulldog Purchaser, Inc., 1 mo. USD Term SOFR + 3.750%(10)	(B-, B3)	09/05/25	9.169	1,731,433
785	Hornblower Sub LLC, 3 mo. USD LIBOR + 4.500%(10)	(CCC-, Caa2)	04/27/25	10.481	406,723
1,082	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(10)	(NR, NR)	11/10/25	13.446	1,083,833
300	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(10)	(NR, NR)	11/20/25	13.446	300,376

					4,296,158

Restaurants (0.1%)
300	Tacala LLC, 1 mo. USD Term SOFR + 7.500%(10)	(CCC, Caa2)	02/04/28	12.933	286,749

Software - Services (8.0%)
1,700	Aston FinCo Sarl, 1 mo. USD Term SOFR + 4.250%(4),(10)	(B-, B3)	10/09/26	9.569	1,487,881
893	Astra Acquisition Corp., 1 mo. USD Term SOFR + 5.250%(10)	(B-, B1)	10/25/28	10.683	675,708
900	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(10)	(CCC, Caa2)	12/29/28	12.217	705,601
1,810	Epicor Software Corp., 1 mo. USD Term SOFR + 7.750%(10)	(CCC, Caa2)	07/31/28	13.169	1,822,444

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$678	Finastra USA, Inc., 3 mo. USD LIBOR + 3.500%, 6 mo. USD LIBOR + 3.500%(10)	(CCC+, B3)	06/13/24	9.038 - 9.231	$659,136
3,011	Finastra USA, Inc., 6 mo. USD LIBOR + 7.250%(10)	(CCC-, Caa3)	06/13/25	12.981	2,764,019
748	Genuine Financial Holdings LLC, 1 mo. USD LIBOR + 3.750%(10)	(B, B2)	07/11/25	9.183	747,987
2,885	Hyland Software, Inc., 1 mo. USD Term SOFR + 3.500%(10)	(B-, B2)	07/01/24	8.933	2,879,958
420	Hyland Software, Inc., 1 mo. USD Term SOFR + 6.250%(10)	(CCC, Caa2)	07/07/25	11.683	417,900
1,570	Open Text Corp., 1 mo. USD Term SOFR + 3.500%(10)	(BBB-, Ba1)	01/31/30	8.919	1,574,466
1,787	Project Alpha Intermediate Holding, Inc., 1 mo. USD Term SOFR + 4.000%(10)	(B-, B3)	04/26/24	9.319	1,788,136
1,487	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(10)	(CCC+, B2)	02/01/29	9.769	1,215,769
200	Redstone Holdco 2 LP, 1 mo. USD LIBOR + 7.750%(10)	(CCC, Caa3)	04/27/29	13.180	126,571
833	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(10)	(B-, B3)	04/27/28	10.162	642,484

					17,508,060

Support - Services (0.8%)
600	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(4),(10)	(CCC-, Caa3)	05/07/29	13.131	471,000
1,193	LaserShip, Inc., 2 mo. USD Term SOFR + 4.500%(10)	(CCC+, B3)	05/07/28	10.131	1,027,320
600	TruGreen Ltd. Partnership, 3 mo. USD LIBOR + 8.500%(10)	(CCC, Caa3)	11/02/28	14.131	368,502

					1,866,822

Telecom - Wireline Integrated & Services (1.2%)
1,945	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(10)	(NR, B1)	08/01/29	10.789	1,681,046
1,125	TVC Albany, Inc., 1 mo. USD Term SOFR + 7.500%(10),(11)	(CCC, Caa2)	07/23/26	12.933	1,051,875

					2,732,921

Theaters & Entertainment (0.9%)
1,925	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(10)	(B+, B3)	05/18/25	8.183	1,924,886

TOTAL BANK LOANS (Cost $67,073,700)					61,369,834

ASSET BACKED SECURITIES (7.7%)
Collateralized Debt Obligations (7.7%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(10)	(NR, Ba3)	07/20/34	12.988	918,806
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(10)	(NR, Ba3)	04/20/35	12.496	1,386,818
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	996,333
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(10)	(BB-, NR)	10/15/36	12.280	1,065,008
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012% (1),(10)	(BB-, NR)	04/20/34	12.338	1,157,734
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(10)	(BB-, NR)	04/20/34	12.308	1,357,817
1,500	CIFC Funding Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(10)	(NR, Baa2)	04/23/29	9.095	1,519,546
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(10)	(NR, B1)	07/15/31	11.720	1,364,689
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(10)	(BB-, NR)	10/20/34	12.698	1,355,051
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD LIBOR + 5.750% (1),(10)	(NR, Ba1)	01/22/35	11.357	1,373,729
600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(10)	(NR, Ba1)	10/20/30	8.638	530,341
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492% (1),(10)	(BB-, NR)	10/20/32	12.818	941,788
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	1,340,921
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(10)	(BB-, NR)	01/20/34	13.298	925,065
600	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862% (1),(10)	(NR, Baa3)	09/15/30	9.188	546,171

TOTAL ASSET BACKED SECURITIES (Cost $18,047,690)					16,779,817

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Shares		Value

COMMON STOCKS (1.1%)
Auto Parts & Equipment (0.3%)
56,742	Jason, Inc.(5)	$680,905

Chemicals (0.5%)
5,400	Project Investor Holdings LLC(4),(5),(7),(11)	54
89,998	Proppants Holdings LLC(4),(5),(7),(11)	1,800
15,074	UTEX Industries, Inc.(5)	974,790

		976,644

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Class A(4),(5),(7),(11)	1,116

Personal & Household Products (0.2%)
32,039	Serta Simmons Common(5)	469,371

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(4),(5)	18,930

Private Placement (0.1%)
41,583	Technicolor Creative Studios SA(5),(12)	118,974

Specialty Retail (0.0%)
105	Eagle Investments Holding Co. LLC, Class B(4),(5),(7)	1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(4),(5),(7),(11)	3,111

Theaters & Entertainment (0.0%)
461,538	Vantiva SA(3),(5)	97,537

TOTAL COMMON STOCKS (Cost $6,077,684)		2,366,589

WARRANTS (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(7),(11)	—

Private Placement (0.0%)
1,202,670	Technicolor Creative Studios SA(5),(12)	33,853

TOTAL WARRANTS (Cost $11,700)		33,853

SHORT-TERM INVESTMENTS (7.2%)
3,253,110	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	3,253,110
12,562,330	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(13)	12,562,330

TOTAL SHORT-TERM INVESTMENTS (Cost $15,815,440)		15,815,440

TOTAL INVESTMENTS AT VALUE (139.9%) (Cost $333,839,832)		306,653,688

LIABILITIES IN EXCESS OF OTHER ASSETS (-39.9%)		(87,406,498)

NET ASSETS (100.0%)		$219,247,190

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $221,413,881 or 101.0% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	Security is valued using significant unobservable inputs.
(5)	Non-income producing security.
(6)	Bond is currently in default.
(7)

Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(8)	This security is denominated in British Pound.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2023. The rate may be subject to a cap and floor.
(11)	Illiquid security.

(12)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.
(13)	Represents security purchased with cash collateral received for securities on loan.

Investment Abbreviations

1 mo. = 1 month

2 mo. = 2 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	710,608	USD	755,626	10/11/23	Barclays Bank PLC	$755,626	$786,168	$30,542
EUR	606,440	USD	642,025	10/11/23	Deutsche Bank AG	642,025	670,923	28,898
EUR	109,046	USD	120,239	10/11/23	Deutsche Bank AG	120,239	120,641	402
EUR	60,385	USD	66,217	10/11/23	JPMorgan Chase	66,217	66,806	589
EUR	69,881	USD	77,255	10/11/23	JPMorgan Chase	77,255	77,311	56
EUR	768,633	USD	805,710	10/11/23	Morgan Stanley	805,710	850,363	44,653
GBP	25,000	USD	31,517	10/11/23	Barclays Bank PLC	31,517	32,174	657
GBP	50,783	USD	59,453	10/11/23	Deutsche Bank AG	59,453	65,356	5,903
GBP	6,553	USD	7,634	10/11/23	Morgan Stanley	7,634	8,434	800

Total Unrealized Appreciation								$112,500

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	4,353,530	EUR	4,288,402	10/11/23	Deutsche Bank AG	$(4,353,530)	$(4,744,393)	$(390,863)
USD	66,853	EUR	60,542	10/11/23	JPMorgan Chase	(66,853)	(66,979)	(126)
USD	28,601	GBP	23,307	10/11/23	Barclays Bank PLC	(28,601)	(29,995)	(1,394)
USD	1,102,066	GBP	983,871	10/11/23	Deutsche Bank AG	(1,102,066)	(1,266,187)	(164,121)

Total Unrealized Depreciation								$(556,504)

Total Net Unrealized Appreciation/(Depreciation)								$(444,004)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$210,159,268	$128,887		$210,288,155
Bank Loans	—	54,447,270	6,922,564		61,369,834
Asset Backed Securities	—	16,779,817	—		16,779,817
Common Stocks	588,345	1,753,232	25,012		2,366,589
Warrants	33,853	—	0	[1]	33,853
Short-term Investments	15,815,440	—	—		15,815,440

	$16,437,638	$283,139,587	$7,076,463		$306,653,688

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$112,500	$—		$112,500

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$556,504	$—		$556,504

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$147,913	$8,741,291	$1,306,725	$0	(1)	$10,195,929
Accrued discounts (premiums)	(17,364)	(46,739)	—	—		(64,103)
Purchases	—	556,640	384,771	—		941,411
Sales	(47,941)	(2,942,519)	(26,482)	—		(3,016,942)
Realized gain (loss)	(206,350)	(363,139)	26,482	—		(543,007)
Change in unrealized appreciation (depreciation)	252,629	403,564	(29,719)	—		626,474
Transfers into Level 3	—	2,732,882	18,930	—		2,751,812
Transfers out of Level 3	—	(2,159,416)	(1,655,695)	—		(3,815,111)

Balance as of July 31, 2023	$128,887	$6,922,564	$25,012	$0	(1)	$7,076,463

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2023	$(15,359)	$107,303	$—	$—		$91,944

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2023	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$103,887	Income Approach	Expected Remaining Distribution	$0.53 – $0.65 ($0.59)
	25,000	Vendor Pricing	Single Broker Quote	0.01 (N/A)
Bank Loans	6,922,564	Vendor Pricing	Single Broker Quote	0.00 – 0.99 (0.88)
Common Stocks	6,082	Income Approach	Expected Remaining Distribution	0.01 – 1.48 (0.77)
	18,930	Vendor Pricing	Single Broker Quote	0.28 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2023, $2,751,812 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,815,111 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.